PARTICIPATING LOAN INTERESTS - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Participating Loan Interests [Abstract]
Interest income	$ 17	$ 27	$ 32
Fair value gains	$ 36	$ 59	$ 29